Organization and Principal Activities (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands	May 09, 2025 USD ($) $ / shares shares	May 06, 2025 shares	Mar. 24, 2025 CNY (¥)	Mar. 24, 2025 USD ($)	Feb. 06, 2025 shares	Jan. 24, 2025 USD ($) $ / shares shares	Jun. 06, 2024 USD ($) $ / shares shares	Dec. 28, 2023 USD ($)	Apr. 23, 2025 USD ($)	Mar. 31, 2025 CNY (¥) shares	Mar. 31, 2025 $ / shares	Nov. 08, 2024 shares	Sep. 30, 2024 ¥ / shares shares
Organization and Principal Activities [Line Items]
Total consideration			¥ 1,107	$ 1,107,396				$ 180,000,000
Percentage of annual rate								3.00%
Notes payable (in Yuan Renminbi) | ¥										¥ 6,211
Number of share ratio					(12,000,000)
Authorized share capital (in Dollars) | $						$ 48,000,000,000
Designated preferred shares						5,000,000
Shares authorized						5,000,000,000,000,000
Unissued ordinary shares						499,995,000,000
Shares representing new ratio					120
Director [Member]
Organization and Principal Activities [Line Items]
Designated common stock						4,195,000,000
Preferred stock, share issued						500,000,000,000
Share Consolidation [Member]
Organization and Principal Activities [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares						$ 0.01
Burgeon Capital [Member]
Organization and Principal Activities [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares						$ 0.01
Accrued interest (in Dollars) | $							$ 27,342,000
ADS [Member]
Organization and Principal Activities [Line Items]
Number of share ratio												12,000,000
Shares representing new ratio					1
MMTEC, Inc [Member]
Organization and Principal Activities [Line Items]
Issued Notes (in Dollars) | $								$ 153,000,000
Burgeon Capital, Inc [Member]
Organization and Principal Activities [Line Items]
Issued Notes (in Dollars) | $								$ 27,000,000
Capital Reduction [Member]
Organization and Principal Activities [Line Items]
Authorized share capital (in Dollars) | $						$ 50,000,000,000,000,000
Subsequent Event [Member]
Organization and Principal Activities [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares	$ 0.0000001
Accrued interest (in Dollars) | $									$ 153,738,529
Number of share ratio		(2,400)
Authorized share capital (in Dollars) | $	$ 50,000,000,000,000,000
Designated common stock	62,500,000,000,000,000,000
Designated preferred shares	500,000,000,000
Shares authorized	500,000,000,000,000,000,000
Shares representing new ratio		100
Subsequent Event [Member] | Burgeon Capital [Member]
Organization and Principal Activities [Line Items]
Ordinary share issued	49,999,500,000,000
Ordinary shares par value (in Dollars per share) | $ / shares	$ 0.0000001
Subsequent Event [Member] | ADS [Member]
Organization and Principal Activities [Line Items]
Ordinary share issued	100,000
Ordinary shares par value (in Dollars per share) | $ / shares	$ 0.0099999
Shares representing new ratio		120
Subsequent Event [Member] | Capital Reduction [Member]
Organization and Principal Activities [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares	0.01
Subsequent Event [Member] | Share Subdivision [Member]
Organization and Principal Activities [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares	0.0000001
Class A Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Ordinary share issued										2,399,178,920			73,117,892,046,400
Ordinary shares par value (in Dollars per share) | (per share)											$ 0.01		¥ 0.01
Number of share ratio												(600,000)
Common stock, shares authorized										4,195,000,000			419,500,000,000,000
Designated common stock						4,374,500,000,000,000
Unissued ordinary shares						624,999,400,000,000
Shares representing new ratio					100
Class A Ordinary Shares [Member] | Director [Member]
Organization and Principal Activities [Line Items]
Common stock, shares authorized						4,800,000,000
Class A Ordinary Shares [Member] | Share Consolidation [Member]
Organization and Principal Activities [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares						$ 0.01
Class A Ordinary Shares [Member] | Burgeon Capital [Member]
Organization and Principal Activities [Line Items]
Ordinary share issued							58,590,000,000,000
Class A Ordinary Shares [Member] | ADS [Member]
Organization and Principal Activities [Line Items]
Shares representing new ratio					1
Class A Ordinary Shares [Member] | Acquisition of Alpha Mind [Member]
Organization and Principal Activities [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares							$ 0.0000001
Class A Ordinary Shares [Member] | Capital Reduction [Member]
Organization and Principal Activities [Line Items]
Unissued ordinary shares						4,374,495,805,000,000
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Organization and Principal Activities [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares	$ 0.0000001
Designated common stock	437,445,625,500,000,000,000
Shares authorized	4,374,500,000,000,000
Class A Ordinary Shares [Member] | Subsequent Event [Member] | Burgeon Capital [Member]
Organization and Principal Activities [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares	$ 0.0000001
Class A Ordinary Shares [Member] | Subsequent Event [Member] | ADS [Member]
Organization and Principal Activities [Line Items]
Shares representing new ratio		1
Class A Ordinary Shares [Member] | Subsequent Event [Member] | Capital Reduction [Member]
Organization and Principal Activities [Line Items]
Designated common stock	437,450,000,000,000,000,000
Shares authorized	5,000,000,000,000,000
Class A Ordinary Shares [Member] | Subsequent Event [Member] | Share Subdivision [Member]
Organization and Principal Activities [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares	$ 0.0000001
Class B Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Ordinary share issued										63,927,890			6,392,789,000,000
Ordinary shares par value (in Dollars per share) | (per share)											$ 0.01		¥ 0.0000001
Common stock, shares authorized										600,000,000			60,000,000,000,000
Designated common stock						600,000,000
Shares representing new ratio							61,427,890
Class B Ordinary Shares [Member] | Director [Member]
Organization and Principal Activities [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares						$ 0.01
Class B Ordinary Shares [Member] | Share Consolidation [Member]
Organization and Principal Activities [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares						$ 0.01
Class B Ordinary Shares [Member] | Capital Reduction [Member]
Organization and Principal Activities [Line Items]
Designated common stock						625,000,000,000,000
Class B Ordinary Shares [Member] | Subsequent Event [Member]
Organization and Principal Activities [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares	$ 0.0000001
Authorized share capital (in Dollars) | $	$ 500,000,000,000
Designated common stock	62,500,000,000,000,000,000
Designated preferred shares	49,999,500,000,000,000
Shares authorized	625,000,000,000,000
Class B Ordinary Shares [Member] | Subsequent Event [Member] | Capital Reduction [Member]
Organization and Principal Activities [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares	$ 0.0000001
Designated preferred shares	50,000,000,000,000,000
Common Stock [Member] | Subsequent Event [Member]
Organization and Principal Activities [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares	$ 0.0000001
Preferred Stock [Member] | Subsequent Event [Member]
Organization and Principal Activities [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares	$ 0.0000001
New Authorized Share Capital [Member] | Class B Ordinary Shares [Member] | Subsequent Event [Member] | Capital Reduction [Member]
Organization and Principal Activities [Line Items]
Designated common stock	62,499,375,000,000,000,000
Acquisition of Alpha Mind [Member]
Organization and Principal Activities [Line Items]
Acquisition of issued and outstanding shares								100.00%
Acquisition of Topone Consultants Limited [Member]
Organization and Principal Activities [Line Items]
Acquisition of issued and outstanding shares			100.00%	100.00%